Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	30-6419427
Plan number	001
Participant loan, cost	$ 0
Notes receivable from participants	33,678,000
Total	$ 5,965,094,000
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Investment, Identifier [Axis]: Columbia Trust Emerging Markets Equity Fund; Founders Cl | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 42,187,000
Investment, Identifier [Axis]: Dodge & Cox Stock Fund Class X | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	241,050,000
Investment, Identifier [Axis]: Loomis Sayles Core Plus Fixed Income Trust Class C | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	77,128,000
Investment, Identifier [Axis]: Science Applications International Corporation common stock | Company Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	89,951,000
Investment, Identifier [Axis]: Self-Directed Brokerage Fund | Various
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	133,017,000
Investment, Identifier [Axis]: T. Rowe Price Institutional Mid Cap Equity Growth Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	126,772,000
Investment, Identifier [Axis]: T. Rowe Price U.S. Mid Cap-Value Equity Trust; D Class | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	56,812,000
Investment, Identifier [Axis]: T.Rowe Price Large Cap Growth Class L | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	37,783,000
Investment, Identifier [Axis]: Vanguard FTSE All-World ex-US Index: Institutional Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	256,982,000
Investment, Identifier [Axis]: Vanguard Federal Money Market Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	260,353,000
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	1,031,057,000
Investment, Identifier [Axis]: Vanguard Institutional Extended Market Index Trust | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	255,562,000
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Trust | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	257,537,000
Investment, Identifier [Axis]: Vanguard International Growth Fund Admiral Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	132,154,000
Investment, Identifier [Axis]: Vanguard PRIMECAP Fund Admiral Shares | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	428,416,000
Investment, Identifier [Axis]: Vanguard Short-Term Bond Index Fund Institutional | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	54,032,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust Plus | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	154,351,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust Plus | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	312,510,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust Plus | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	437,338,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust Plus | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	340,629,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust Plus | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	286,012,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust Plus | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	256,207,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust Plus | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	197,854,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust Plus | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	117,513,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust Plus | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	72,826,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust Plus | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,558,000
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust Plus | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	5,562,000
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust Plus | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	105,675,000
Investment, Identifier [Axis]: Wellington Trust Small Cap 2000 | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	118,442,000
Investment, Identifier [Axis]: Wellington Trust TIPS | Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 19,146,000